Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Entity Registrant Name	CARTERS INC
Amendment Flag	false
Entity Central Index Key	0001060822
Document Type	8-K
Document Period End Date	Apr. 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-31829
Entity Tax Identification Number	13-3912933
Entity Address, Address Line One	Phipps Tower
Entity Address, Address Line Two	3438 Peachtree Road NE
Entity Address, Address Line Three	Suite 1800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(678)
Local Phone Number	791-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock par value $0.01 per share
Trading Symbol	CRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false